SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended								0 Months Ended					12 Months Ended
	Mar. 04, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Oct. 31, 2012 Maximum Amount Per Repurchase [Member] Treasury Stock [Member]	Nov. 02, 2011 Maximum Amount Per Repurchase [Member] Treasury Stock [Member]	Feb. 15, 2011 Maximum Amount Per Repurchase [Member] Treasury Stock [Member]	Dec. 31, 2013 Minimum [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2013 Maximum [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2013 2003 Option Plan [Member]	Dec. 31, 2013 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date																	25.00%	25.00%
Percentage of stock options exercisable, quarterly																	6.25%	6.25%
Stock options expiration period																	6 years	6 years
Stock options vesting period in years																	4 years	3 years
Perentage of restricted share units that vest annually																		25.00%
Percentage of entity's issued and outstanding share capital used to determine maximum number of shares subject to awards granted																		3.50%
Weighted-average grant-date fair value, options granted						$ 18.24	$ 16.09	$ 17.99
Total intrinsic value, options exercised						$ 24,949	$ 18,072	$ 19,295
Unrecognized compensation expense related to non-vested stock options and restricted stock awards		48,890		48,890
Unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized, years				4 years
Percentage of employee earnings permitted to purchase oridnary shares															2.00%	10.00%
Shares purchased by employees									23,478	17,753	16,582
Average price of shares purchased by employees									$ 33.36	$ 33.73	$ 33.88
Price of options, as a percent of fair market value of ordinary shares									95.00%
Stock repurchase program, authorized amount					$ 300							$ 100	$ 100	$ 100
Cash dividend paid, per share	$ 0.16	$ 0.16	$ 0.48	$ 0.48
Initial annual dividend, per share				$ 0.64